RESTRUCTURING CHARGES (Tables)	3 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Summary of Activities Related to Restructuring Charges

The following table summarized the activities related to the restructuring charges as discussed above (in millions of US$).

	Employee Severance	Other	Total
Liability as of January 1, 2015	—	—	—
Restructuring charges	19.1	3.0	22.1
Cash payments	—	(0.7)	(0.7)
Effect of foreign currency translation	(0.7)	(0.1)	(0.8)
Liability as of March 31, 2015	18.4	2.2	20.6